Other Non-Current Liabilities - Summary of Other Non-Current Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities, Noncurrent [Abstract]
Debt from third party investors	¥ 1,763,062	¥ 1,708,062
Government grants	318,242	174,005
Warranty provisions	424,802	266,072	¥ 79,757
Total	¥ 2,506,106	¥ 2,148,139